Financial Instruments - Additional Information (Details) - Toledo Spirit time-charter derivative	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	18,000	22,875
Discount rate over remaining duration of contract	8.40%	8.00%